Quarterly Holdings Report
for
Fidelity® California Municipal Income Fund
November 30, 2021
CFL-NPRT3-0122
1.810701.117
Municipal Bonds - 95.8%
	Principal Amount (a) (000s)	Value ($) (000s)
California - 95.8%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2012 A:
5% 8/1/24 (Pre-Refunded to 2/1/22 @ 100)	1,050	1,058
5% 8/1/25 (Pre-Refunded to 2/1/22 @ 100)	1,245	1,255
5% 8/1/27 (Pre-Refunded to 2/1/22 @ 100)	300	302
5% 8/1/28 (Pre-Refunded to 2/1/22 @ 100)	400	403
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,810	2,422
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,900	3,282
Alameda Corridor Trans. Auth. Rev.:
Series 2013 A:
5% 10/1/24	11,530	12,483
5% 10/1/25	5,245	5,678
Series 2016 B:
5% 10/1/34	2,530	2,976
5% 10/1/35	4,000	4,703
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	705	770
Series 1997 C, 0% 9/1/22 (FSA Insured)	5,150	5,136
Antelope Valley Cmnty. College District Series A:
5% 8/1/31 (Pre-Refunded to 2/15/27 @ 100)	1,325	1,623
5% 8/1/32 (Pre-Refunded to 2/15/27 @ 100)	1,345	1,648
5% 8/1/33 (Pre-Refunded to 2/15/27 @ 100)	1,805	2,211
5% 8/1/34 (Pre-Refunded to 2/15/27 @ 100)	3,000	3,675
5% 8/1/35 (Pre-Refunded to 2/15/27 @ 100)	4,000	4,901
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series 2018 A, 2.625%, tender 4/1/26 (b)	3,000	3,203
Series 2021 A, 2%, tender 4/1/28 (b)	17,000	17,967
Series B, 2.85%, tender 4/1/25 (b)	7,000	7,473
Series C, 2.1%, tender 12/21/21 (b)	7,000	7,011
Series H, 2.125%, tender 4/1/25 (b)	4,000	4,172
Bay Area Wtr. Supply & Conservation Agcy. (Cap. Cost Recovery Prepayment Prog.) Series 2023 A:
5% 10/1/23 (c)	2,050	2,113
5% 10/1/24 (c)	2,000	2,140
5% 10/1/25 (c)	2,250	2,489
5% 10/1/26 (c)	2,250	2,561
5% 10/1/27 (c)	3,000	3,500
5% 10/1/28 (c)	3,000	3,570
5% 10/1/29 (c)	1,750	2,121
California County Tobacco Securitization Agcy. Tobacco Settlement Asset-Backed Series 2020 A:
5% 6/1/27	400	490
5% 6/1/28	420	527
5% 6/1/29	500	641
5% 6/1/30	300	392
5% 6/1/31	300	389
5% 6/1/32	250	323
5% 6/1/33	250	322
California Edl. Facilities Auth. Rev.:
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	2,322
(Santa Clara Univ. Proj.):
Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	9,287
Series 2017 C:
5% 4/1/30	650	811
5% 4/1/31	890	1,106
5% 4/1/33	1,245	1,542
Series 2018 A:
5% 10/1/34	760	942
5% 10/1/36	840	1,038
5% 10/1/38	620	764
5% 10/1/42	4,000	4,894
5% 10/1/46	6,235	7,580
Series 2021 A:
5% 4/1/29	400	512
5% 4/1/30	425	556
5% 4/1/31	460	615
California Gen. Oblig.:
Series 2002, 5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10	10
Series 2004:
5.25% 4/1/27	5	5
5.25% 4/1/29	5	5
5.25% 12/1/33	105	105
5.5% 4/1/28	5	5
5.5% 4/1/30	25	25
Series 2007:
5.625% 5/1/26	120	121
5.75% 5/1/30	90	90
Series 2019:
5% 10/1/25	5,720	6,692
5% 4/1/49	2,900	3,619
Series 2020:
4% 11/1/39	5,500	6,662
5% 11/1/27	2,000	2,486
5% 11/1/28	5,005	6,359
5% 3/1/32	4,800	6,275
5% 3/1/33	5,000	6,529
Series 2021:
5% 9/1/28	10,000	12,654
5% 12/1/46	1,500	1,947
California Health Facilities Fing. Auth. Rev.:
(Children's Hosp. of Orange County Proj.) Series 2012 A:
5% 11/15/22	2,500	2,609
5% 11/15/23	2,000	2,090
(Lucile Salter Packrd Chil Hosp. Proj.) Series 2017 A, 5% 11/15/42	1,750	2,136
(Stanford Health Proj.) Series 2017 A:
5% 11/15/35	3,405	4,212
5% 11/15/36	5,000	6,178
5% 11/15/37	3,000	3,705
Bonds:
(Providence St. Jospeh Health) Series 2016 B3, 2%, tender 10/1/25 (b)	8,190	8,655
Series 2019 B, 5%, tender 10/1/27 (b)	7,700	9,532
Series 2016 A, 5% 11/15/46 (Pre-Refunded to 11/15/25 @ 100)	3,335	3,930
Series 2017 A:
4% 11/1/38	5,475	6,362
5% 11/15/32	1,400	1,733
Series 2018 A, 5% 11/15/27	500	622
Series 2020 A, 4% 4/1/49	7,000	8,083
Series 2021 A, 4% 8/15/48 (c)	5,000	5,930
California Hsg. Fin. Agcy.:
Series 2019 A, 4% 3/20/33	6,793	7,830
Series 2021 1, 3.5% 11/20/35	6,146	7,014
California Infrastructure & Econ. Dev. Series 2019:
5% 8/1/44	7,610	9,484
5% 8/1/49	11,000	13,618
California Infrastructure and Econ. Dev. Bank Rev.:
Bonds (Los Angeles County Museum of Art Proj.) Series 2021 A, 1.2%, tender 6/1/28 (b)	7,000	7,067
Series 2020, 4% 7/1/50	7,125	8,231
California Muni. Fin. Auth.:
(Orange County Civic Ctr. Infrastructure Impt. Prog.) Series 2017 A:
5% 6/1/32	2,750	3,367
5% 6/1/33	2,320	2,841
5% 6/1/34	5,290	6,476
5% 6/1/35	5,110	6,252
5% 6/1/36	5,830	7,133
5% 6/1/37	3,000	3,669
Series 2019 A, 2.65% 8/1/36	9,751	10,407
California Muni. Fin. Auth. Rev.:
(Biola Univeristy, Inc. Proj.) Series 2017:
5% 10/1/25	305	353
5% 10/1/26	715	850
5% 10/1/28	2,130	2,574
5% 10/1/32	1,000	1,194
(Channing House Proj.) Series 2017 A:
4% 5/15/29	2,000	2,307
4% 5/15/30	1,575	1,805
4% 5/15/31	2,150	2,454
4% 5/15/32	1,000	1,138
5% 5/15/33	895	1,090
5% 5/15/34	1,000	1,218
(Institute On Aging Proj.) Series 2017:
5% 8/15/27	230	281
5% 8/15/29	245	298
5% 8/15/30	225	273
5% 8/15/33	750	909
5% 8/15/36	1,435	1,734
(Pomona College Proj.) Series 2017:
4% 1/1/37 (Pre-Refunded to 1/1/28 @ 100)	1,250	1,489
4% 1/1/38 (Pre-Refunded to 1/1/28 @ 100)	1,500	1,786
5% 1/1/32 (Pre-Refunded to 1/1/28 @ 100)	1,000	1,250
5% 1/1/33 (Pre-Refunded to 1/1/28 @ 100)	500	625
(Univ. of Verne Proj.) Series 2017 A:
5% 6/1/27	1,000	1,221
5% 6/1/28	1,000	1,218
5% 6/1/30	1,555	1,883
5% 6/1/32	1,000	1,207
5% 6/1/33	1,000	1,207
5% 6/1/35	1,000	1,204
5% 6/1/43	3,750	4,469
Series 2016 A, 5% 11/1/36 (d)	1,000	1,165
Series 2017 A:
5% 7/1/29	575	696
5% 7/1/31	1,000	1,205
5% 7/1/32	1,400	1,685
5% 7/1/33	1,000	1,204
5% 7/1/34	1,395	1,678
5% 7/1/35	1,500	1,803
5% 7/1/36	1,500	1,802
5% 7/1/37	1,250	1,500
Series 2017 B:
5% 7/1/28	1,250	1,520
5% 7/1/29	1,300	1,573
5% 7/1/30	750	904
5% 7/1/31	800	964
5% 7/1/32	1,385	1,667
Series 2017:
5% 10/1/27	500	609
5% 10/1/36	1,250	1,485
5% 10/1/37	500	593
5% 10/1/39	1,750	2,068
Series 2018:
5% 10/1/31	200	246
5% 10/1/32	225	276
5% 10/1/33	225	276
5% 10/1/34	225	275
5% 10/1/35	225	275
5% 10/1/36	250	305
5% 10/1/37	550	670
5% 10/1/38	345	420
Series 2019 A:
5% 4/1/30	3,000	3,783
5% 4/1/31	2,000	2,511
5% 4/1/32	3,000	3,758
5% 4/1/35	1,780	2,205
5% 4/1/36	1,125	1,391
5% 4/1/37	1,475	1,820
5% 4/1/40	2,500	3,071
5% 4/1/41	3,865	4,738
Series 2019:
5% 7/1/34	825	1,036
5% 7/1/39	1,000	1,241
5% 7/1/49	2,100	2,561
Series 2021:
4% 10/1/33	250	301
4% 10/1/34	420	502
4% 10/1/37	160	190
4% 10/1/46	960	1,120
4% 10/1/51	1,150	1,336
California Muni. Fin. Auth. Sr Living Series 2019:
5% 11/15/39	1,155	1,347
5% 11/15/49	2,500	2,888
California Muni. Fin. Auth. Student Hsg.:
(CHF Davis II, L.L.C. Orchard Park Student Hsg. Proj.) Series 2021, 4% 5/15/46 (Build America Mutual Assurance Insured)	2,000	2,332
(CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/26	4,210	4,936
5% 5/15/27	4,635	5,592
5% 5/15/34	10,000	12,332
(CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Hsg. Proj.) Series 2018:
5% 5/15/33	1,345	1,663
5% 5/15/35	1,955	2,408
5% 5/15/36	1,500	1,844
5% 5/15/43	1,500	1,818
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002 C, 3.25%, tender 6/3/24 (b)(e)	7,500	7,991
California Pub. Fin. Auth. Rev. Series 2021 A:
4% 10/15/26	415	474
4% 10/15/27	400	465
4% 10/15/28	360	425
California Pub. Fin. Auth. Univ. Hsg. Rev.:
(Claremont Colleges Proj.) Series 2017 A, 5% 7/1/27 (d)	1,355	1,220
(NCCD - Claremont Properties LLC - Claremont Colleges Proj.) Series 2017 A, 5% 7/1/47 (d)	1,500	1,339
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/29	7,000	7,463
(Various Cap. Projs.):
Series 2012 A:
5% 4/1/24	1,000	1,016
5% 4/1/25	5,300	5,384
Series 2012 G, 5% 11/1/25	2,500	2,610
Series 2016 D, 4% 4/1/33	1,660	1,906
Series 2022 C:
4% 8/1/37 (c)	8,425	9,782
5% 8/1/35 (c)	5,010	6,321
5% 8/1/36 (c)	5,260	6,624
(Various Judicial Council Projs.) Series 2011 D:
5% 12/1/22	3,000	3,000
5% 12/1/23	2,800	2,800
Series A, 5% 9/1/29	1,425	1,599
California State Univ. Rev. Bonds Series 2016 B1, 1.6%, tender 11/1/26 (b)	5,000	5,204
California Statewide Cmntys. Dev. Auth.:
Series 2016:
5% 5/15/34	1,250	1,461
5% 5/15/35	4,725	5,515
5% 5/15/40	2,250	2,606
Series 2017, 5% 5/15/47	1,000	1,179
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018:
5% 1/1/33	1,595	1,933
5% 1/1/38	3,240	3,897
5% 1/1/43	7,300	8,716
California Statewide Cmntys. Dev. Auth. Rev.:
(Huntington Memorial Hosp. Proj.) Series 2018:
5% 7/1/27	245	300
5% 7/1/28	660	827
5% 7/1/29	695	863
5% 7/1/30	730	902
5% 7/1/31	765	942
5% 7/1/32	805	989
5% 7/1/33	845	1,037
5% 7/1/34	885	1,084
5% 7/1/35	925	1,132
5% 7/1/36	500	611
5% 7/1/37	650	793
5% 7/1/38	500	609
5% 7/1/43	1,250	1,510
5% 7/1/48	9,000	10,809
(Lancer Edl. Student Hsg. Proj.) Series 2019 A:
5% 6/1/34 (d)	375	455
5% 6/1/39 (d)	475	569
5% 6/1/51 (d)	1,440	1,697
(Viamonte Sr. Living 1 Proj.) Series 2018 B, 3% 7/1/27	3,000	3,006
Series 2015:
5% 2/1/35	1,975	2,095
5% 2/1/45	4,440	4,648
Series 2016:
5% 10/1/26	1,125	1,353
5% 10/1/27	2,360	2,823
5% 10/1/28	1,230	1,465
5% 10/1/29	675	800
5% 10/1/30	1,100	1,300
5% 10/1/33	1,850	2,176
Series 2017 A, 5% 11/1/32 (d)	1,135	1,356
Series 2017, 5% 11/1/48	795	840
Series 2018 A, 5% 3/1/42	7,500	9,104
Series 2021 A:
4% 4/1/38	2,625	3,090
4% 4/1/39	2,250	2,643
4% 4/1/40	2,500	2,927
4% 4/1/41	1,885	2,203
4% 4/1/46	2,500	2,888
Carlsbad Unified School District:
Series 2009 B, 6% 5/1/34 (Pre-Refunded to 5/1/24 @ 100)	5,300	6,010
Series 2017 A:
4% 5/1/31	1,500	1,745
4% 5/1/32	1,150	1,335
4% 5/1/33	1,375	1,595
4% 5/1/34	1,375	1,593
Chaffey Unified High School District Series 2017 C, 5.25% 8/1/47	8,305	10,050
Contra Costa Wtr. District Wtr. Rev. Series 2021 W, 5% 10/1/51	7,000	9,140
Corona-Norco Unified School District Series 2013 A:
5% 9/1/25 (Pre-Refunded to 9/1/23 @ 100)	645	698
5% 9/1/28 (Pre-Refunded to 9/1/23 @ 100)	1,250	1,353
5% 9/1/32 (Pre-Refunded to 9/1/23 @ 100)	1,125	1,218
5% 9/1/35 (Pre-Refunded to 9/1/23 @ 100)	585	633
Eastern Muni. Wtr. District Fing. Auth. Series 2020 A:
5% 7/1/29	250	325
5% 7/1/30	250	332
El Camino Hosp. District Series 2006, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,425	1,325
El Dorado County Gen. Oblig. Series 2012, 5% 9/1/23	1,345	1,392
El Dorado Irr. Distr. Rev. Series 2016 C, 5% 3/1/36 (Pre-Refunded to 3/1/26 @ 100)	330	393
Elk Grove Fin. Auth. Spl. Tax Rev.:
(Elk Grove Cfd Laguna Ridge Proj.) Series 2016, 5% 9/1/41	4,500	5,184
Series 2015:
5% 9/1/27	1,940	2,248
5% 9/1/28	4,125	4,776
5% 9/1/29	4,325	5,004
5% 9/1/30 (Build America Mutual Assurance Insured)	1,135	1,320
5% 9/1/31 (Build America Mutual Assurance Insured)	1,750	2,033
5% 9/1/32 (Build America Mutual Assurance Insured)	1,615	1,875
Series 2016:
5% 9/1/27	1,875	2,192
5% 9/1/28	1,500	1,747
5% 9/1/29	2,000	2,326
5% 9/1/30	1,720	2,010
5% 9/1/31	2,500	2,912
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) Series 1995, 6.5% 12/1/24 (AMBAC Insured)	2,280	2,475
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	1,621
0% 10/1/25 (AMBAC Insured)	1,665	1,595
Escondido Union High School District Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	4,616
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	2,788
Foothill-De Anza Cmnty. College District Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,942
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Series 2015 A, 0% 1/15/33 (FSA Insured)	9,000	7,232
Fullerton Pub. Fing. Auth. Series 2021 A:
4% 2/1/32	520	620
4% 2/1/33	250	297
4% 2/1/34	430	509
4% 2/1/36	600	707
4% 2/1/41	2,530	2,951
4% 2/1/46	2,055	2,374
4% 2/1/51	2,500	2,874
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A, 0% 6/1/27 (Escrowed to Maturity)	5,390	5,127
Series 2013 A, 5% 6/1/30 (Pre-Refunded to 6/1/23 @ 100)	6,000	6,425
Series 2015 A, 5% 6/1/33 (Pre-Refunded to 6/1/25 @ 100)	2,355	2,727
Series 2017 A1:
5% 6/1/22	2,000	2,046
5% 6/1/23	2,000	2,137
5% 6/1/24	3,000	3,338
5% 6/1/25	3,050	3,513
5% 6/1/29	3,000	3,610
Series A, 0% 6/1/24 (Escrowed to Maturity)	8,030	7,939
Grossmont-Cuyamaca Cmnty. College District Series 2021 C, 4% 8/1/46	4,250	5,123
Irvine Reassessment District 12-1 Ltd. Oblig.:
Series 2012:
5% 9/2/23	1,000	1,035
5% 9/2/25	500	517
Series 2013:
5% 9/2/24	825	893
5% 9/2/26	800	864
Series 2019:
4% 9/2/38	1,000	1,182
4% 9/2/39	1,000	1,180
5% 9/2/44	2,545	3,174
Series 2021:
4% 9/2/35 (Build America Mutual Assurance Insured)	400	495
4% 9/2/36 (Build America Mutual Assurance Insured)	250	308
4% 9/2/37 (Build America Mutual Assurance Insured)	250	307
4% 9/2/38 (Build America Mutual Assurance Insured)	350	429
4% 9/2/39 (Build America Mutual Assurance Insured)	500	611
4% 9/2/40 (Build America Mutual Assurance Insured)	1,025	1,251
4% 9/2/46 (Build America Mutual Assurance Insured)	1,350	1,624
La Quinta Redev. Agcy. (La Quinta Redev. Proj. Areas No. 1 and 2) Series 2014 A:
5% 9/1/25 (Pre-Refunded to 9/1/24 @ 100)	2,000	2,254
5% 9/1/26 (Pre-Refunded to 9/1/24 @ 100)	1,860	2,096
5% 9/1/27 (Pre-Refunded to 9/1/24 @ 100)	1,725	1,944
5% 9/1/28 (Pre-Refunded to 9/1/24 @ 100)	1,000	1,127
5% 9/1/29 (Pre-Refunded to 9/1/24 @ 100)	1,250	1,409
Ladera Ranch Cmnty. Facilities District 2004-1 Series 2014 A:
5% 8/15/27	1,765	1,807
5% 8/15/28	1,960	2,006
5% 8/15/29	4,225	4,324
5% 8/15/30	4,555	4,662
Long Beach Bond Fin. Auth. Lease Series 2012 A:
5% 8/1/24	1,000	1,031
5% 8/1/25	1,000	1,031
5% 8/1/26	1,000	1,031
5% 8/1/27	1,000	1,031
5% 8/1/28	1,000	1,031
5% 8/1/29	1,000	1,030
5% 8/1/30	1,000	1,030
5% 8/1/31	1,000	1,030
Long Beach Cmnty. College Series 2008 A:
0% 6/1/28 (FSA Insured)	2,995	2,750
0% 6/1/31 (FSA Insured)	8,285	7,065
Long Beach Hbr. Rev.:
Series 2017 A:
5% 5/15/26 (e)	1,110	1,309
5% 5/15/27 (e)	2,000	2,422
5% 5/15/29 (e)	1,350	1,632
5% 5/15/30 (e)	1,300	1,571
5% 5/15/31 (e)	2,400	2,900
5% 5/15/32 (e)	1,760	2,126
5% 5/15/33 (e)	1,350	1,630
5% 5/15/34 (e)	1,650	1,992
5% 5/15/35 (e)	2,500	3,015
5% 5/15/36 (e)	3,000	3,617
5% 5/15/37 (e)	2,755	3,320
Series 2019 A, 5% 5/15/44	10,000	12,575
Long Beach Unified School District Series 2009:
5.25% 8/1/33	410	412
5.75% 8/1/33	170	171
Los Angeles Cmnty. College District Series 2017 J, 4% 8/1/33	2,500	2,929
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.) Series 2012, 5% 3/1/23	1,600	1,691
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2022 G:
5% 12/1/41 (c)	6,875	8,769
5% 12/1/42 (c)	2,500	3,180
Los Angeles County Reg'l. Fin. Auth. (MonteCedro, Inc. Proj.) Series 2014 A, 5% 11/15/44	2,250	2,333
Los Angeles Dept. Arpt. Rev.:
Series 2015 A:
5% 5/15/24 (e)	795	882
5% 5/15/25 (e)	2,250	2,582
5% 5/15/26 (e)	1,715	1,965
5% 5/15/27 (e)	1,250	1,430
5% 5/15/28 (e)	1,260	1,440
5% 5/15/29 (e)	1,575	1,798
5% 5/15/30 (e)	1,400	1,595
Series 2015 D:
5% 5/15/23 (e)	1,390	1,484
5% 5/15/26 (e)	1,100	1,260
5% 5/15/28 (e)	1,950	2,228
5% 5/15/29 (e)	2,550	2,912
5% 5/15/30 (e)	2,000	2,278
5% 5/15/31 (e)	2,540	2,891
5% 5/15/41 (e)	3,240	3,669
Series 2016 B:
5% 5/15/22 (e)	1,000	1,021
5% 5/15/26 (e)	1,600	1,894
5% 5/15/27 (e)	1,000	1,180
5% 5/15/36 (e)	3,600	4,236
5% 5/15/41 (e)	3,750	4,398
Series 2017 B:
5% 5/15/23 (e)	1,000	1,067
5% 5/15/24 (e)	1,905	2,111
5% 5/15/25 (e)	1,750	2,008
Series 2018 B, 5% 5/15/31 (e)	7,350	9,037
Series 2018 D, 5% 5/15/48 (e)	2,000	2,449
Series 2018, 5% 5/15/43 (e)	10,000	12,327
Series 2019 A, 5% 5/15/49 (e)	4,950	6,055
Series 2019 D, 5% 5/15/49 (e)	5,625	6,884
Series A:
5% 5/15/30 (e)	700	846
5% 5/15/51 (e)	12,270	15,434
Series B, 5% 5/15/48	6,200	7,978
Series F:
4% 5/15/49 (e)	5,000	5,716
5% 5/15/30 (e)	2,480	3,123
5% 5/15/34 (e)	950	1,190
5% 5/15/44 (e)	13,685	16,839
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2015 A:
5% 7/1/28	3,400	3,866
5% 7/1/30	6,000	6,817
Series 2016 B, 5% 7/1/42	4,595	5,351
Series 2021 B, 5% 7/1/51	15,000	19,305
Series B:
5% 7/1/40	16,500	21,446
5% 7/1/50	17,155	21,956
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2020 A:
5% 7/1/47	3,030	3,897
5% 7/1/50	1,255	1,611
Series 2021 B, 5% 7/1/51	3,370	4,350
Los Angeles Hbr. Dept. Rev.:
Series 2016 A, 5% 8/1/24 (e)	1,500	1,671
Series 2019 A, 5% 8/1/22 (e)	150	155
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2014 A:
5% 5/1/24 (Escrowed to Maturity)	325	361
5% 5/1/25 (Pre-Refunded to 5/1/24 @ 100)	540	600
5% 5/1/29 (Pre-Refunded to 5/1/24 @ 100)	500	555
5% 5/1/30 (Pre-Refunded to 5/1/24 @ 100)	1,000	1,111
5% 5/1/31 (Pre-Refunded to 5/1/24 @ 100)	1,555	1,727
Series 2014 B:
5% 5/1/24 (Escrowed to Maturity)	200	222
5% 5/1/25 (Pre-Refunded to 5/1/24 @ 100)	225	250
5% 5/1/29 (Pre-Refunded to 5/1/24 @ 100)	500	555
5% 5/1/30 (Pre-Refunded to 5/1/24 @ 100)	400	444
5% 5/1/31 (Pre-Refunded to 5/1/24 @ 100)	400	444
Series 2016 B, 5% 11/1/36	1,500	1,786
Los Angeles Unified School District:
Series C, 4% 7/1/44	5,000	5,917
Series2020, 4% 7/1/44	18,785	22,229
Los Angeles Wastewtr. Sys. Rev. Series 2012 B, 5% 6/1/28	4,800	4,913
Manhattan Beach Unified School District Series 2020 B, 4% 9/1/45	3,500	4,190
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,097
Middle Fork Proj. Fin. Auth. Series 2020:
5% 4/1/27	190	227
5% 4/1/28	3,350	4,099
Modesto Elementary School District, Stanislaus County Series A, 0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,711
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	640	647
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	415	426
Modesto Irrigation District Fing. Auth. Series 2019 A, 5% 10/1/39	1,500	1,896
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,625	2,118
Montebello Pub. Fing. Auth. (Montebello Home2 Suites by Hilton Hotel Proj.) Series 2016 A:
5% 6/1/30	1,640	1,848
5% 6/1/31	500	562
5% 6/1/32	500	561
5% 6/1/33	1,800	2,018
5% 6/1/34	1,345	1,506
5% 6/1/35	1,895	2,118
5% 6/1/36	2,000	2,231
5% 6/1/41	6,155	6,859
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	1,376
Mount Diablo Unified School District Series 2022 B:
4% 8/1/22 (c)	1,345	1,356
4% 8/1/23 (c)	1,655	1,726
4% 8/1/35 (c)	4,000	4,777
4% 8/1/36 (c)	3,650	4,350
4% 6/1/37 (c)	1,625	1,931
Muroc Jt Unified School District Series 2016 B, 5.25% 8/1/47	4,375	5,493
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012:
5% 9/1/23	1,650	1,707
5% 9/1/25	1,000	1,033
5% 9/1/26	1,155	1,192
Murrieta Valley Unified School District:
Series 2008, 0% 9/1/32 (FSA Insured)	5,000	4,183
Series 2015:
4% 9/1/24 (FSA Insured)	330	363
5% 9/1/25 (FSA Insured)	680	775
5% 9/1/26 (FSA Insured)	1,500	1,713
5% 9/1/26 (Pre-Refunded to 3/1/25 @ 100)	500	574
5% 9/1/27 (Pre-Refunded to 3/1/25 @ 100)	455	522
North City West School Facilities Fing. Auth. Spl. Tax Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,656
Northern California Energy Auth. Bonds Series 2018, 4%, tender 7/1/24 (b)	10,250	11,111
Northern California Transmission Agcy. Rev. Series 2016 A:
5% 5/1/36	2,390	2,817
5% 5/1/38	2,265	2,665
5% 5/1/39	1,500	1,763
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,755	4,665
Oakland Gen. Oblig. Series 2015 A:
5% 1/15/28	1,225	1,420
5% 1/15/29	1,650	1,910
5% 1/15/30	1,665	1,925
5% 1/15/31	1,520	1,755
Oakland Unified School District Alameda County Series 2015 A:
5% 8/1/30	1,250	1,444
5% 8/1/30 (FSA Insured)	1,570	1,824
5% 8/1/40 (Pre-Refunded to 8/1/25 @ 100)	3,500	4,069
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/22	2,935	2,955
5% 2/1/23	5,000	5,034
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	4,220
Ontario Int'l. Arpt. Auth.:
Series 2021 A, 5% 5/15/46 (FSA Insured)	4,315	5,542
Series 2021 B:
4% 5/15/35 (FSA Insured) (e)	1,120	1,341
4% 5/15/36 (FSA Insured) (e)	775	925
4% 5/15/37 (FSA Insured) (e)	700	834
4% 5/15/38 (FSA Insured) (e)	800	951
4% 5/15/39 (FSA Insured) (e)	555	658
4% 5/15/40 (FSA Insured) (e)	685	809
Orange County San District Waste Series 2016 A:
5% 2/1/35	5,490	6,449
5% 2/1/36	6,630	7,776
Oxnard Union High School District Gen. Oblig. Series B, 5% 8/1/45	5,000	6,192
Palmdale Elementary School District Spl. Tax Series 2017 A, 5% 8/1/41 (FSA Insured)	1,275	1,527
Palomar Cmnty. College District Series 2017, 5% 8/1/35	1,410	1,724
Palomar Health Rev.:
Series 2016, 5% 11/1/36	12,970	15,151
Series 2017, 5% 11/1/42	3,000	3,562
Palomar Pomerado Health Series 2004 A, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,870	4,602
Perris Union High School District Series A, 4% 9/1/48 (FSA Insured)	11,000	12,861
Pomona Calif Wtsw Rev. (Wtr. Facilities Proj.) Series 2017, 4% 5/1/37	4,335	4,944
Port of Oakland Rev.:
Series 2012 P, 5% 5/1/22 (e)	4,175	4,258
Series 2017 D:
5% 11/1/25 (e)	5,135	5,983
5% 11/1/26 (e)	2,285	2,738
5% 11/1/27 (e)	4,000	4,913
5% 11/1/28 (e)	4,925	6,006
5% 11/1/29 (e)	4,200	5,103
Series 2021 H, 5% 5/1/28 (e)	2,125	2,636
Poway California Redev. Agcy. Successor Series A:
5% 6/15/27	2,385	2,933
5% 6/15/28	2,190	2,564
5% 12/15/28	2,200	2,571
5% 12/15/29	4,825	5,630
5% 12/15/30	3,500	4,618
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	13,070	10,918
Series 2011, 0% 8/1/46	10,150	5,159
Series B:
0% 8/1/33	4,955	4,044
0% 8/1/35	9,000	6,992
0% 8/1/37	6,325	4,651
0% 8/1/41	5,130	3,338
Poway Unified School District Pub. Fing.:
Series 2013, 5% 9/15/26	930	1,005
Series 2015 A:
5% 9/1/30	1,495	1,698
5% 9/1/31	1,260	1,428
5% 9/1/32	1,795	2,032
5% 9/1/33	2,740	3,100
5% 9/1/34	1,225	1,385
5% 9/1/35	1,580	1,785
5% 9/1/36	3,395	3,830
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.) Series 2014:
5% 9/1/25 (FSA Insured)	1,775	1,989
5% 9/1/26 (FSA Insured)	1,350	1,511
5% 9/1/27 (FSA Insured)	1,700	1,899
5% 9/1/28 (FSA Insured)	1,700	1,898
5% 9/1/29 (FSA Insured)	1,850	2,064
Richmond Wastewtr. Rev. Series 2019 A:
4% 8/1/49	4,000	4,663
5% 8/1/39	390	496
5% 8/1/44	2,135	2,691
Riverside County Trans. Commission Toll Rev. Series 2021 B1, 4% 6/1/46	5,500	6,475
Riverside Elec. Rev. Series 2019 A, 5% 10/1/43	3,840	4,810
Riverside Swr. Rev. Series 2015 A:
5% 8/1/26	1,710	1,984
5% 8/1/27	1,725	1,996
5% 8/1/28	1,935	2,236
5% 8/1/29	2,330	2,690
Rocklin Unified School District Series 2002:
0% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,610	2,592
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,370	6,271
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,725	6,535
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	5,133
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,500	6,108
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,687
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	1,806
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,000	5,667
Sacramento City Unified School District:
Series 2007, 0% 7/1/28 (FSA Insured)	1,450	1,318
Series 2021 G:
4% 8/1/44 (FSA Insured)	2,250	2,631
4% 8/1/49 (FSA Insured)	4,000	4,638
Sacramento County Arpt. Sys. Rev.:
Series 2016 B:
5% 7/1/35	790	934
5% 7/1/36	2,000	2,365
5% 7/1/41	6,430	7,567
Series 2018 C:
5% 7/1/34 (e)	4,000	4,893
5% 7/1/35 (e)	5,000	6,119
5% 7/1/36 (e)	7,500	9,185
Series 2018 E:
5% 7/1/33	1,315	1,626
5% 7/1/34	1,000	1,235
5% 7/1/35	1,270	1,566
Sacramento Muni. Util. District Elec. Rev.:
Series 2012 Y, 5% 8/15/27	2,800	2,894
Series 2013 A, 5% 8/15/41	2,810	3,017
Series 2016 D, 5% 8/15/28	2,500	3,184
Sacramento TOT Rev. Series A:
5% 6/1/34	700	846
5% 6/1/35	2,065	2,492
5% 6/1/36	2,215	2,669
5% 6/1/37	2,405	2,892
5% 6/1/38	1,240	1,489
5% 6/1/43	6,000	7,149
San Bernardino Cmnty. College District Series 2019 A, 4% 8/1/44 (Pre-Refunded to 8/16/27 @ 100)	2,000	2,385
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity)	5,320	5,892
(Med. Ctr. Fing. Proj.) Series 1994, 5.5% 8/1/22 (Escrowed to Maturity)	5,140	5,322
San Bernardino Unified School District Gen. Oblig. Series 2013 A:
5% 8/1/23 (Escrowed to Maturity)	1,100	1,183
5% 8/1/24 (Escrowed to Maturity)	1,250	1,347
San Diego Assoc. of Governments (Mid-Coast Corridor Transit Proj.) Series 2019 A, 1.8% 11/15/27	7,505	7,832
San Diego California Assn. Govts. South Bay (South Bay Expressway Proj.) Series 2017 A:
5% 7/1/29	1,660	2,017
5% 7/1/31	2,000	2,427
5% 7/1/33	1,735	2,104
5% 7/1/34	1,380	1,672
5% 7/1/35	1,500	1,816
5% 7/1/36	1,980	2,397
5% 7/1/38	2,000	2,417
5% 7/1/42	5,000	6,022
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
(Sub Lien Proj.):
Series 2017 B:
5% 7/1/24 (e)	1,000	1,113
5% 7/1/25 (e)	515	594
5% 7/1/27 (e)	500	609
5% 7/1/28 (e)	1,000	1,211
5% 7/1/29 (e)	1,725	2,089
5% 7/1/30 (e)	2,915	3,523
5% 7/1/31 (e)	1,250	1,507
5% 7/1/32 (e)	1,300	1,568
5% 7/1/33 (e)	1,330	1,602
5% 7/1/34 (e)	1,000	1,203
5% 7/1/36 (e)	1,500	1,800
5% 7/1/37 (e)	750	899
5% 7/1/47 (e)	5,250	6,267
Series A, 5% 7/1/26 (e)	690	819
Series 2000 B, 5% 7/1/22	4,000	4,112
Series 2013 B, 5% 7/1/38 (Pre-Refunded to 7/1/23 @ 100) (e)	7,000	7,511
Series 2017A, 5% 7/1/42	5,810	6,994
Series 2019 B:
5% 7/1/28 (e)	820	1,017
5% 7/1/49 (e)	5,050	6,176
Series 2020 B:
5% 7/1/29	2,720	3,512
5% 7/1/30	2,550	3,359
Series 2020 C, 5% 7/1/23 (e)	585	628
San Diego Pub. Facilities Fing. Auth. Lease Rev.:
(Cap. Impt. Proj.) Series 2012 A, 5% 4/15/23	1,710	1,740
Series 2015 A, 5% 10/15/44	4,005	4,581
Series 2016:
5% 10/15/29	2,000	2,319
5% 10/15/30	1,000	1,159
5% 10/15/31	650	753
San Diego Unified School District:
(Convention Ctr. Proj.) Series 2012, 0% 7/1/45	4,770	2,776
Series 2008 C, 0% 7/1/37	1,300	962
Series 2008 E, 0% 7/1/47 (f)	8,700	9,006
Series A, 4% 7/1/50	5,000	5,910
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Series 2019 A:
4% 7/1/38	3,040	3,509
4% 7/1/39	2,075	2,392
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2014 A, 5% 5/1/40 (e)	1,865	2,048
Series 2016 A:
5% 5/1/28	2,280	2,698
5% 5/1/29	1,225	1,450
5% 5/1/30	330	391
5% 5/1/32	1,000	1,180
Series 2016 B:
5% 5/1/41 (e)	9,695	11,380
5% 5/1/46 (e)	23,000	26,927
Series 2017 A, 5% 5/1/42 (e)	3,205	3,841
Series 2017 D, 5% 5/1/25 (e)	2,250	2,579
Series 2018 D, 5% 5/1/43 (e)	1,000	1,213
Series 2019 A:
5% 5/1/36 (e)	10,000	12,429
5% 5/1/37 (e)	5,595	6,941
5% 1/1/47 (e)	6,005	7,312
5% 5/1/49 (e)	12,645	15,484
Series 2019 B, 5% 5/1/49	5,000	6,169
Series 2019 E, 5% 5/1/50 (e)	7,000	8,570
Series A, 5% 5/1/44 (e)	14,620	16,045
San Francisco City & County Redev. Spl. Tax (Mission Bay South Pub. Impt. Proj.) Series 2013 A:
5% 8/1/23	1,000	1,029
5% 8/1/24	750	772
San Jacinto Unified School District Series 2014:
5% 8/1/25 (FSA Insured)	875	979
5% 8/1/26 (FSA Insured)	1,055	1,178
5% 8/1/27 (FSA Insured)	1,250	1,393
5% 8/1/28 (FSA Insured)	1,250	1,392
5% 8/1/29 (FSA Insured)	3,150	3,509
5% 8/1/30 (FSA Insured)	4,070	4,533
5% 8/1/31 (FSA Insured)	650	723
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series 1993, 0% 1/1/27 (Escrowed to Maturity)	4,000	3,832
San Jose Int. Arpt. Rev.:
Series 2017 A:
5% 3/1/27 (e)	2,480	2,993
5% 3/1/29 (e)	735	888
5% 3/1/31 (e)	1,100	1,314
5% 3/1/32 (e)	850	1,016
5% 3/1/33 (e)	1,095	1,307
5% 3/1/34 (e)	1,250	1,490
5% 3/1/35 (e)	3,475	4,137
5% 3/1/36 (e)	2,250	2,677
5% 3/1/37 (e)	2,250	2,674
5% 3/1/41 (e)	10,235	12,100
Series 2017 B:
5% 3/1/29	200	242
5% 3/1/30	250	302
5% 3/1/32	235	283
5% 3/1/33	250	302
5% 3/1/34	500	603
5% 3/1/37	3,000	3,620
Series 2021 A:
4% 3/1/34 (e)	2,000	2,390
5% 3/1/24 (e)	1,000	1,099
5% 3/1/25 (e)	500	570
5% 3/1/26 (e)	1,550	1,823
5% 3/1/27 (e)	750	905
5% 3/1/28 (e)	1,270	1,564
5% 3/1/29 (e)	1,000	1,256
5% 3/1/30 (e)	1,275	1,633
5% 3/1/31 (e)	1,600	2,089
5% 3/1/32 (e)	2,000	2,604
5% 3/1/33 (e)	1,500	1,949
San Marcos Redev. Agcy. Successor Series 2015 A:
5% 10/1/27	1,650	1,919
5% 10/1/29	675	783
5% 10/1/30	2,000	2,316
5% 10/1/31	2,310	2,674
San Marcos Unified School District Series 2010 B:
0% 8/1/35	3,675	2,828
0% 8/1/37	1,900	1,384
0% 8/1/47	9,000	4,840
San Mateo County Cmnty. College District Series 2019:
5% 9/1/36	1,000	1,293
5% 9/1/37	1,000	1,290
5% 9/1/38	760	979
5% 9/1/39	1,000	1,286
5% 9/1/40	1,100	1,412
San Mateo County Joint Powers Fing. Auth. Series 2019 A:
5% 7/15/24	4,000	4,492
5% 7/15/26	4,000	4,818
San Mateo Foster City (Clean Wtr. Prog.) Series 2019, 5% 8/1/49	8,000	10,161
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,988
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	1,452
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,440
San Pablo Redev. Agcy. Series 2014 A:
5% 6/15/25 (FSA Insured)	825	917
5% 6/15/26 (FSA Insured)	860	955
5% 6/15/27 (FSA Insured)	1,770	1,963
5% 6/15/28 (FSA Insured)	1,865	2,067
5% 6/15/29 (FSA Insured)	1,780	1,972
5% 6/15/30 (FSA Insured)	1,150	1,274
5% 6/15/31 (FSA Insured)	1,000	1,107
Sanger Unified School District Series 1999, 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	155	161
Santa Barbara Fing. Auth. (Arpt. Proj.) Series 2019:
5% 4/1/30	1,000	1,279
5% 4/1/32	1,365	1,739
5% 4/1/34	1,000	1,271
5% 4/1/36	2,135	2,704
5% 4/1/37	1,000	1,264
5% 4/1/38	845	1,066
Santa Monica Pub. Fin. Rev.:
(City Svcs. Bldg. Proj.) Series 2017:
4% 7/1/39	790	908
5% 7/1/36	2,380	2,917
5% 7/1/37	1,780	2,178
(Downtown Fire Station Proj.) Series 2018, 5% 7/1/42	1,250	1,524
Santa Monica-Malibu Unified School District Series 2017 C:
4% 7/1/36	435	507
4% 7/1/37	475	553
4% 7/1/38	450	524
4% 7/1/39	550	639
5% 7/1/30	250	309
5% 7/1/31	350	432
5% 7/1/32	255	314
5% 7/1/33	250	308
5% 7/1/34	315	387
5% 7/1/35	400	491
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/22 (AMBAC Insured)	2,900	2,893
0% 9/1/25 (AMBAC Insured)	6,800	6,577
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	952
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	3,064
South Bayside Waste Mgmt. Auth.:
Series 2019 A:
5% 9/1/42 (FSA Insured)	1,255	1,564
5% 9/1/42 (Pre-Refunded to 9/1/29 @ 100)	45	58
Series 2019 B:
5% 9/1/24 (e)	425	477
5% 9/1/24 (Escrowed to Maturity) (e)	15	17
South Orange County Pub. Fin. Auth. Series 2016:
5% 4/1/34	2,000	2,332
5% 4/1/36	3,000	3,484
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Series 2014 A:
5% 8/15/23	1,000	1,026
5% 8/15/26	1,975	2,026
5% 8/15/27	700	718
5% 8/15/28	1,000	1,025
South San Francisco Pub. Fing. Auth. (Cmnty. Civic Campus And Multiple Cap. Projs.) Series 2021 A, 4% 6/1/46	5,000	5,924
Southern California Pub. Pwr. Auth. Rev. Bonds Series 2020 C, 0.65%, tender 7/1/25 (b)	10,000	9,964
Southwestern Cmnty. College District Gen. Oblig.:
Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	2,350
Series 2004, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,303
Stockton Pub. Fing. Auth. Wtr. Rev. Series 2018 A:
4% 10/1/37	2,000	2,295
5% 10/1/35	1,000	1,243
5% 10/1/36	1,585	1,968
Stockton Unified School District Gen. Oblig.:
Series 2012 A:
5% 8/1/24 (FSA Insured)	300	337
5% 8/1/25 (FSA Insured)	750	842
5% 8/1/27 (FSA Insured)	265	297
5% 8/1/28 (FSA Insured)	510	571
5% 8/1/38 (FSA Insured)	2,500	2,788
5% 8/1/42 (FSA Insured)	4,650	5,175
Series 2012:
5% 7/1/23 (FSA Insured)	1,270	1,305
5% 7/1/24 (FSA Insured)	1,350	1,387
5% 7/1/25 (FSA Insured)	1,060	1,089
5% 7/1/26 (FSA Insured)	1,110	1,141
5% 7/1/27 (FSA Insured)	1,065	1,094
5% 1/1/29 (FSA Insured)	600	616
Successor Agcy. to the Redev. Agcy. of Pittsburg (Los Medanos Cmnty. Dev. Proj.) Series 2016 A:
5% 9/1/24 (FSA Insured)	2,440	2,733
5% 9/1/25 (FSA Insured)	3,500	4,055
5% 9/1/26 (FSA Insured)	3,000	3,580
5% 9/1/27 (FSA Insured)	4,380	5,221
5% 9/1/28 (FSA Insured)	3,500	4,170
5% 9/1/29 (FSA Insured)	2,000	2,381
Tobacco Securitization Auth. Southern California Tobacco Settlement Series 2019 A1:
5% 6/1/24	1,000	1,115
5% 6/1/26	1,000	1,192
Tulare Swr. Rev. Series 2015:
5% 11/15/24 (FSA Insured)	820	924
5% 11/15/25 (FSA Insured)	800	931
5% 11/15/26 (FSA Insured)	965	1,129
5% 11/15/27 (FSA Insured)	1,500	1,750
5% 11/15/28 (FSA Insured)	1,165	1,357
Turlock Irrigation District Rev. Series 2020:
5% 1/1/31	6,375	8,294
5% 1/1/32	6,695	8,691
5% 1/1/41	4,000	5,104
Univ. of California Regents Med. Ctr. Pool Rev. Series 2013 J, 5% 5/15/48	7,300	7,770
Univ. of California Revs.:
Series 2017 AV, 5% 5/15/34	2,000	2,449
Series 2018 O, 5% 5/15/48	1,000	1,229
Series 2019 BB, 5% 5/15/49	2,000	2,512
Series 2020 BE, 4% 5/15/50	6,855	8,027
Series 2021, 5% 5/15/46	5,000	6,493
Upland Gen. Oblig. Ctfs. of Prtn. (San Antonio Cmnty. Hosp.,CA. Proj.) Series 2017:
4% 1/1/35	1,000	1,129
4% 1/1/36	1,000	1,127
5% 1/1/30	1,335	1,622
5% 1/1/31	1,350	1,634
5% 1/1/32	1,400	1,690
5% 1/1/33	2,835	3,418
5% 1/1/34	2,230	2,685
Vacaville Unified School District Series 2014 C:
5% 8/1/23 (Build America Mutual Assurance Insured)	930	1,004
5% 8/1/26 (Build America Mutual Assurance Insured)	1,295	1,456
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	2,533
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,900	2,493
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	1,105
Washington Township Health Care District Gen. Oblig. Series 2013 B:
5% 8/1/43	5,000	5,551
5.5% 8/1/38	1,500	1,687
5.5% 8/1/40	5,000	5,624
Washington Township Health Care District Rev.:
Series 2017 B:
5% 7/1/30	2,500	2,989
5% 7/1/32	1,350	1,607
5% 7/1/33	1,000	1,189
Series 2019 A:
5% 7/1/30	1,000	1,250
5% 7/1/31	875	1,090
5% 7/1/32	890	1,106
5% 7/1/36	750	926
Series A:
4% 7/1/33	260	303
4% 7/1/35	300	348
5% 7/1/30	300	390
5% 7/1/31	325	404
West Contra Costa Unified School District:
Series 2012 D, 0% 8/1/33 (FSA Insured)	1,675	1,353
Series 2014 A:
5% 8/1/23	365	394
5% 8/1/25	2,555	2,858
5% 8/1/26	2,550	2,849
5% 8/1/27	1,150	1,282
5% 8/1/28	1,000	1,115
5% 8/1/29	1,675	1,868
Western Riverside County Trust & Wastewtr. Fin. Auth. Series 2009:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	1,758
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,260
TOTAL CALIFORNIA		2,249,869
Guam - 0.0%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (e)	230	249

TOTAL MUNICIPAL BONDS (Cost $2,081,958)		2,250,118

Municipal Notes - 2.7%
	Principal Amount (a) (000s)	Value ($) (000s)
California - 2.7%
California Gen. Oblig. Series 2005 B5, 0.02% 12/1/21, LOC U.S. Bank NA, Cincinnati, VRDN (b)	5,000	5,000
California Muni. Fin. Auth. Student Hsg. Participating VRDN Series 2021 XL 01 73, 0.1% 12/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	7,015	7,015
California Statewide Cmntys. Dev. Auth. Rev. Participating VRDN Series 2017, 0.11% 12/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	3,850	3,850
Contra Costa County Schools TRAN Series A, 2% 12/1/21	3,400	3,400
Eastern California Muni. Wtr. District Wtr. and Wasterwater Series 2018 A, 0.02% 12/1/21 (Liquidity Facility Bank of America NA), VRDN (b)	2,345	2,345
Irvine Impt. Bond Act of 1915 (Assessment District #97-17 Proj.) Series 1998, 0.02% 12/1/21, LOC State Street Bank & Trust Co., Boston, VRDN (b)	4,100	4,100
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2002 A7, 0.02% 12/1/21 (Liquidity Facility Bank of America NA), VRDN (b)	7,400	7,400
Series 2021 A1, 0.01% 12/1/21 (Liquidity Facility Royal Bank of Canada), VRDN (b)	9,350	9,350
Series A3, 0.02% 12/1/21 (Liquidity Facility Royal Bank of Canada), VRDN (b)	6,000	6,000
Los Angeles Multi-family Hsg. Rev. Series 1994 A, 0.06% 12/1/21, LOC JPMorgan Chase Bank, VRDN (b)(e)	1,711	1,711
River Islands Pub. Fing. Auth. Participating VRDN Series MIZ 90 26, 0.3% 1/4/22 (Liquidity Facility Mizuho Cap. Markets Llc) (b)(g)(h)(i)	11,545	11,545
Sacramento County Hsg. Auth. Multi-family Hsg. Rev. Participating VRDN Series MIZ 90 58, 0.3% 1/4/22 (Liquidity Facility Mizuho Cap. Markets Llc) (b)(g)(h)	1,415	1,415

TOTAL MUNICIPAL NOTES (Cost $63,131)		63,131

TOTAL INVESTMENT IN SECURITIES - 98.5% (Cost $2,145,089)	2,313,249
NET OTHER ASSETS (LIABILITIES) - 1.5%	34,517
NET ASSETS - 100.0%	2,347,766

Security Type Abbreviations
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,801,000 or 0.3% of net assets.

(e)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(g)	Provides evidence of ownership in one or more underlying municipal bonds.
(h)	Coupon rates are determined by re-marketing agents based on current market conditions.
(i)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,545,000 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
River Islands Pub. Fing. Auth. Participating VRDN Series MIZ 90 26, 0.3% 1/4/22 (Liquidity Facility Mizuho Cap. Markets Llc)	8/14/20 - 6/01/21	11,545

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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